Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Howard Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets) Actual amount	$ 61,393	$ 49,902
Total capital (to risk-weighted assets) Actual ratio	10.69%	11.85%
Total capital (to risk-weighted assets) For capital adequacy purposes amount	45,932	33,684
Total capital (to risk-weighted assets) For capital adequacy purposes ratio	8.00%	8.00%
Total capital (to risk-weighted assets) To be well capitalized under the FDICIA prompt corrective action provisions amount	57,415	42,105
Total capital (to risk-weighted assets) To be well capitalized under the FDICIA prompt corrective action provisions ratio	10.00%	10.00%
Tier 1 capital (to risk-weighted assets) Actual amount	57,791	47,396
Tier 1 capital (to risk-weighted assets) Actual ratio	10.07%	11.26%
Tier 1 capital (to risk-weighted assets) For capital adequacy purposes amount	22,966	16,842
Tier 1 capital (to risk-weighted assets) For capital adequacy purposes ratio	4.00%	4.00%
Tier 1 capital (to risk-weighted assets) To be well capitalized under the FDICIA prompt corrective action provisions amount	34,449	25,263
Tier 1 capital (to risk-weighted assets) To be well capitalized under the FDICIA prompt corrective action provisions ratio	6.00%	6.00%
Tier 1 capital (to average assets) Actual amount	57,791	47,396
Tier 1 capital (to average assets) Actual ratio	8.54%	9.77%
Tier 1 capital (to average assets) For capital adequacy purposes amount	27,073	19,406
Tier 1 capital (to average assets) For capital adequacy purposes ratio	4.00%	4.00%
Tier 1 capital (to average assets) To be well capitalized under the FDICIA prompt corrective action provisions amount	33,842	24,257
Tier 1 capital (to average assets) To be well capitalized under the FDICIA prompt corrective action provisions ratio	5.00%	5.00%
Howard Bancorp [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets) Actual amount	61,811	50,700
Total capital (to risk-weighted assets) Actual ratio	10.73%	12.05%
Total capital (to risk-weighted assets) For capital adequacy purposes amount	46,067	33,668
Total capital (to risk-weighted assets) For capital adequacy purposes ratio	8.00%	8.00%
Tier 1 capital (to risk-weighted assets) Actual amount	58,208	48,195
Tier 1 capital (to risk-weighted assets) Actual ratio	10.11%	11.45%
Tier 1 capital (to risk-weighted assets) For capital adequacy purposes amount	23,033	16,834
Tier 1 capital (to risk-weighted assets) For capital adequacy purposes ratio	4.00%	4.00%
Tier 1 capital (to average assets) Actual amount	58,208	48,195
Tier 1 capital (to average assets) Actual ratio	8.60%	9.93%
Tier 1 capital (to average assets) For capital adequacy purposes amount	$ 27,072	$ 19,414
Tier 1 capital (to average assets) For capital adequacy purposes ratio	4.00%	4.00%